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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/97      AMENDMENT 00


Institutional Investment Manager:

J.P. MORGAN & CO. INCORPORATED
60, WALL STREET
NEW YORK                                          NY            10015


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTERNAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    KATHLEEN H. TRIPP              VICE PRESIDENT               (212)826-9331


Signature, Place and Date of Signing:

/s/ KATHLEEN H. TRIPP              NY                           NY    04/01/98




Other Managers on Whose Behalf this Report is Filed:

11 CLAY KENAN KRIK
03 FRANK H. KENAN                                               028-01820
08 GEORGE B. SNELL
07 HOUGHTON FREEMAN
05 J. P. MORGAN FLORIDA FEDERAL SAVINGS BANK
02 J. P. MORGAN INVESTMENT MANAGEMENT INC.                      028-01482
06 J. P. MORGAN VENTURES CORPORATION                            028-05204
12 JAMES G. KENAN III
01 MORGAN GUARANTY TRUST CO. OF NEW YORK                        028-00707
13 PAULINE H. VAN DYKE
09 ROBERT J. MURTAGH
10 SARAH KENAN KENNEDY
04 THOMAS S. KENAN III                                          028-01818
14 WILLIAM D. VAN DYKE







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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

FORT JAMES CORPORATION         COMMON           347471104      209     5475 SH       DEFINED                5475        0        0
FORT JAMES CORPORATION         COMMON           347471104     4350   113727 SH       DEFINED 01           108727        0     5000
FORT JAMES CORPORATION         COMMON           347471104   245944  6429906 SH       DEFINED 02          6426906        0     3000
FORT JAMES CORPORATION         COMMON           347471104        6      150 SH       OTHER   01                0      150        0
FORT JAMES CORP CV$3.375       PREF-CONV        347471203     3933    71500 SH       DEFINED 01
FORT JAMES CORP CV$3.375       PREF-CONV        347471203      132     2400 SH       OTHER   01
FORT JAMES CORP 12/31/49       PREF-CONV        347471302       45      800 SH       DEFINED 05
FORT JAMES CORP 12/31/49       PREF-CONV        347471302     3345    60000 SH       DEFINED 01
REPORT SUMMARY                  8 DATA RECORDS              257964           14 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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